                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:      Errol M. Rudman
Address:   540 Madison Avenue
           New York, NY  10022

Form 13F File Number: 28-2596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Errol M. Rudman
Title:     Investment Manager
Phone:     (212) 909-9220

Signature, Place, and Date of Signing:

    /s/ Errol M. Rudman     New York, New York May 10, 2001
    _____________________   __________________ _______________
         [Signature]           [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:


         NONE








































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     34

Form 13F Information Table Value Total:     $346,283
                                            [thousands]


List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    None































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
                   Form 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------       --------        --------    --------       --------             ---------      --------      --------
                                               MARKET                                                       VOTING AUTHORITY
                    TITLE          CUSIP       VALUE     SHRS OR    SH/   PUT/    INVESTMENT     OTHER     (a)    (b)    (c)
NAME OF ISSUER     OF CLASS        NUMBER      [X1000]   PRN AMT    PRN   CALL    DISCRETION     MANAGERS  SOLE  SHARED  NONE
--------------     --------        ------      ------    -------    ---   ----    ----------     --------  ----  ------  ----
AT&T CORP LIBERTY
   MEDIA GROUP     COMMON          001957208    22348     1596300   SH               SOLE                 1596300
AMGEN CORP         COMMON          031162100    27757      461179   SH               SOLE                  461179
AMPHENOL CORP
  NEW-CL A         COMMON          032095101    13915      441736   SH               SOLE                  441736
BANK ONE CORP      COMMON          06423A103     8824      243900   SH               SOLE                  243900
BIOSPHERE MEDICAL
   INC             COMMON          09066V103     3265      269300   SH               SOLE                  269300
CABLEVISION
 SYSTEMS CORP-CL A COMMON          12686C109    35358      502528   SH               SOLE                  502528
CABLEVISION SYS
  CORP             COMMON          12686C844     6533      251263   SH               SOLE                  251263
CENDANT CORP       COMMON          151313103    10454      716500   SH               SOLE                  716500
CITIGROUP INC      COMMON          172967101    19622      436237   SH               SOLE                  436237
COVANTA ENERGY
  CORP             COMMON          22281N103     4492      267400   SH               SOLE                  267400
FURNITURE BRANDS
  INTERNATIONAL    COMMON          360921100     1890       79750   SH               SOLE                   79750
HCA - THE HEALTH-
  CARE COMPANY     COMMON          404119109    23301      578619   SH               SOLE                  578619
J P MORGAN CHASE
   & CO            COMMON          46625H100     5613      125000   SH               SOLE                  125000
LNR PROPERTY CORP  COMMON          501940100     2308       81400   SH               SOLE                   81400
LIFEPOINT
  HOSPITALS INC    COMMON          53219L109    19077      533645   SH               SOLE                  533645
MOHAWK INDUSTRIES
   INC             COMMON          608190104    34566     1231000   SH               SOLE                 1231000
NEUBERGER BERMAN
  INC.             COMMON          641234109    12871      206900   SH               SOLE                  206900
***NEWS CORP
  LTD-ADR NEW      COMMON          652487703     4161      132500   SH               SOLE                  132500
NEXTEL COMMUNICA-
  TIONS INC-CL A   COMMON          65332V103     1550      107800   SH               SOLE                  107800
OXFORD HEALTH
  PLANS INC        COMMON          691471106     4652      173900   SH               SOLE                  173900
REGENERON PHARMA-
  CEUTICALS INC    COMMON          75886F107     4063      183130   SH               SOLE                  183130
SEPRACOR INC       COMMON          817315104    17088      534006   SH               SOLE                  534006




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SOTHEBYS HOLDINGS
  INC-CL A         COMMON          835898107     7615      414550   SH               SOLE                  414550
TICKETMASTER       COMMON          88633P203     1683      185657   SH               SOLE                  185657
TIME WARNER
  TELECOM INC      COMMON          887319101     7970      219100   SH               SOLE                  219100
USA NETWORKS INC   COMMON          902984103    21681      905738   SH               SOLE                  905738
VCAMPUS CORP       COMMON          92240C100      634      596335   SH               SOLE                  596335
WASTE MANAGEMENT
   INC DEL         COMMON          94106L109    11547      467500   SH               SOLE                  467500
***STEWART W.P. &
   CO LTD          COMMON          G84922106      781       36000   SH               SOLE                   36000
XOMA LTD-(BERMUDA) COMMON          G9825R107     2600      360900   SH               SOLE                  360900
CITIGROUP INC      OPTION          172967101     4498      100000         PUT        SOLE                  100000
JUNIPER NETWORKS   OPTION          48203R104      759       20000         CALL       SOLE                   20000
OPENWAVE SYS INC   OPTION          683718100      496       25000         CALL       SOLE                   25000
VERITAS SOFTWARE
   CORP            OPTION          923436109     2312       50000         CALL       SOLE                   50000


TOTAL                                          346283
































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